Risk Management (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 CLF	Dec. 31, 2020 CLP ($)
Risk Management (Details) [Line Items]
Credit committee amount (in Unidad de Fomento) | CLF		CLF 750,000
Maximum exposure to credit risk does not exceed in percentage	10.00%	10.00%	10.00%
Number of collateral assets	242,870	242,870	240,087
Value of guarantees, classified as impaired (in Pesos)	$ 28,189		$ 98,653
Value of guarantees, classified as non-impaired (in Pesos)	177,169		133,949
Assets received in lieu of payment (in Pesos)	$ 13,584		$ 6,753
Percentage of renegotiated portfolio of Banco de Chile on total loans	2.73%	2.73%
Overdue period			30 days
Period used to test for impairment of loans	90 days	90 days
Minimum level ratio	80.00%	80.00%
Observed rates	99.00%	99.00%
Maximum potential loss impact on the trading book (in Pesos)	$ 14,042
Portfolio approximately amount (in Pesos)	$ 162,252
Percentage of risk weighted assets	8.00%	8.00%
Percentage of minimum regulatory capital	4.50%	4.50%
Percentage of total assets	3.00%	3.00%
Percentage of provisions risk weighted assets	6.00%	6.00%
COVID-19 Contingency [Member]
Risk Management (Details) [Line Items]
Annual sales (in Unidad de Fomento) | CLF		CLF 1,000,000
Guaranteed amount deductible not exceed, Percentage	5.00%	5.00%
Provision equivalent percentage	100.00%	100.00%
loan risk (in Pesos)	$ 70,352		$ 49,848
COVID-19 Contingency [Member] | Minimium [Member]
Risk Management (Details) [Line Items]
Guarantee coverage loans, Percentage	60.00%	60.00%
COVID-19 Contingency [Member] | Maximum [Member]
Risk Management (Details) [Line Items]
Guarantee coverage loans, Percentage	85.00%	85.00%
Management overlays [Member]
Risk Management (Details) [Line Items]
Loans to customers at amortized cost (in Pesos)	$ 30,980		$ 24,370
Credit Exposure Factor [Member]
Risk Management (Details) [Line Items]
Maximum exposure to credit risk does not exceed in percentage	95.00%	95.00%
Confidence level [Member]
Risk Management (Details) [Line Items]
Observed rates	99.00%	99.00%
Confidence level 1 [Member]
Risk Management (Details) [Line Items]
Observed rates	99.00%	99.00%